Commitments and Contingencies, Contingencies (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Various Circumstances Involving Uncertainty [Member]
Contingencies [Abstract]
Provision recognized for possible losses	$ 2.5	$ 2.7
Potential Prospectus Errors for Closed-end Funds [Member]
Contingencies [Abstract]
Provision recognized for possible losses	$ 2.2	$ 2.9